Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

14. Income Taxes

          Income tax expenses for the years ended December 31, 2012, 2013 and 2014 consist of the following:

	2012		2013		2014
	(In millions of Korean Won)
Loss before income taxes
Domestic	~~W~~	(16,761)	~~W~~	(13,403)	~~W~~	(9,415)
Foreign		(862)		(1,222)		(1,437)

		(17,623)		(14,625)		(10,852)

Current income taxes
Domestic		3,715		2,634		1,473
Foreign		4		—		—

		3,719		2,634		1,473

Deferred income taxes (benefit)
Domestic		(1,135)		2,474		8,674
Foreign		—		—		—

		(1,135)		2,474		8,674

Total income tax expenses	~~W~~	2,584	~~W~~	5,108	~~W~~	10,147

          Income taxes recognized directly in other comprehensive income for the years ended December 31, 2012, 2013 and 2014 are ~~W~~104 million, ~~W~~17 million and ~~W~~68 million, respectively.

          The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities as of December 31, 2013 and 2014 are as follows:

	2013		2014
	(In millions of Korean Won)
Deferred tax assets
Accrued expense	~~W~~	294	~~W~~	269
Allowance for doubtful		1,148		1,201
Investments in subsidiaries and equity method investees		232		231
Depreciation and amortization		743		269
Deferred revenue		934		578
Provisions for severance benefits		15		—
Net operation loss carryforwards		7,085		10,882
Foreign tax credit carryforwards		19,441		13,901
Tax credit carryforwards for research and human resource development		3,027		3,507
Tax credit carryforwards for social insurance for employment increase		78		70
Others		106		105

Total deferred tax assets		33,103		31,013
Less valuation allowance		(24,352)		(30,902)

	~~W~~	8,751	~~W~~	111

Deferred tax liabilities
Accrued income	~~W~~	80	~~W~~	34
Investments in subsidiaries and equity method investees		65		77

Total deferred tax liabilities		145		111
Net deferred tax assets	~~W~~	8,606	~~W~~	—

Reported as
Current portion of deferred income tax assets	~~W~~	1,433	~~W~~	—
Non-current deferred income tax assets	~~W~~	7,173	~~W~~	—

          Deferred income tax assets are recognized only to the extent that realization of the related tax benefit is more likely than not. Realization of the future tax benefits related to the deferred income tax assets is dependent on many factors, including the Company's ability to generate taxable income within the period during which the temporary differences reverse, the outlook for the economic environment in which the Company operates, and the overall future industry outlook.

          In assessing the realizability of deferred income tax assets, management considered whether it was more likely than not that some portion or all of the deferred income tax assets would not be realized. In particular, a significant portion of the tax credit carryforwards is expected to expire if the Company does not generate sufficient taxable income in Korea. The ultimate realization of deferred income tax asset is dependent upon the generation of future taxable income during the periods in which those temporary differences became deductible. Management considered the scheduled reversal of deferred tax liabilities, uncertainty in the future taxable income, the tax structure of the Company and tax planning strategies in making this assessment. In 2013, based on the level of historical taxable income and the future taxable income under the Company's business plan over the periods in which the deferred tax assets were deductible, management believed it was more likely than not that ~~W~~2,642 million or 13% of the deferred tax assets from tax credit carry forwards is realizable for Gravity. However, in 2014, management believed it was more likely than not that Gravity and certain subsidiaries could not realize the benefits of these deductible differences, available loss carryforwards and tax credit carryforwards, and recognized full allowances from deferred income tax assets.

          As of December 31, 2014, Gravity Co., Ltd. in Korea had temporary differences of ~~W~~9,258 million, available loss carryforwards of ~~W~~22,763 million, foreign tax credit carryforwards and tax credit carryforwards for research and human resource development etc. of ~~W~~12,681 million and ~~W~~1,988 million, respectively, which expire from 2015 to 2019. Based on the Company's historical and projected net and taxable income, the Company determined that it would not be able to realize these temporary differences, available loss carryforwards and tax credits carryforwards, and recognized a valuation allowance of ~~W~~21,714 million on the full amount of temporary differences, available loss carryforwards and available tax credit carryforwards at an effective rate expected to be incurred to Gravity.

          As of December 31, 2014, NeoCyon, Inc., the Company's 96.11% owned subsidiary in Korea, had temporary differences of ~~W~~646 million and available loss carryforwards of ~~W~~3,712 million. Also, the subsidiary had foreign tax credit carryforwards and tax credit carryforwards for research and human resource development etc. of ~~W~~744 million and ~~W~~1,431 million, respectively, which expire from 2015 to 2019. Based on this subsidiary's historical and projected net and taxable income, the Company determined that it would not be able to realize these temporary differences, available loss carryforwards and tax credits carryforwards, and recognized a valuation allowance of ~~W~~3,134 million on the full amount of the temporary differences, available loss carryforwards and tax credits carryforwards at an effective rate expected to be incurred in Korea.

          As of December 31, 2014, Gravity Entertainment Corp., the Company's 100% owned subsidiary in Japan, had temporary differences of ~~W~~244 million and available loss carryforwards of ~~W~~14 million which expire from 2015 to 2021. Based on this subsidiary's historical and projected net and taxable income, the Company determined that it would not be able to realize these temporary differences and loss carryforwards, and recognized a valuation allowance of ~~W~~108 million on the full amount of the temporary differences and available loss carryforwards at an effective rate expected to be incurred in Japan.

          As of December 31, 2014, Gravity Interactive, Inc., the Company's 100% owned subsidiary in US, had available loss carryforwards of ~~W~~7,328 million for federal tax and ~~W~~7,696 million for state tax, respectively, which expire from 2027 to 2034. Based on this subsidiary's historical and projected net and taxable income, the Company determined that it would not be able to realize these loss carryforwards, and recognized a valuation allowance of ~~W~~2,822 million on the full amount of the available loss carryforwards at an effective rate expected to be incurred in U.S.

          As of December 31, 2014, Gravity Games Corporation, the Company's 85.50% owned subsidiary in Korea, had temporary differences of ~~W~~1,772 million and available loss carryforwards of ~~W~~9,543 million. Also, the subsidiary had foreign tax credit carryforwards and tax credit carryforwards for research and human resource development etc. of ~~W~~477 million and ~~W~~158 million, respectively, which expire from 2015 to 2019. Based on this subsidiary's historical and projected net and taxable income, the Company determined that it would not be able to realize these temporary differences, available loss carryforwards and tax credits carryforwards, and recognized a valuation allowance of ~~W~~3,124 million on the full amount of the temporary differences, available loss carryforwards and tax credits carryforwards at an effective rate expected to be incurred in Korea.

          The Korean statutory tax rate applicable to the Company for the years ended December 31, 2012, 2013 and 2014 are 22%. Deferred taxes are measured using the enacted tax rate expected to apply at the time of reversal, which is 22% for the Company. On January 1, 2014, amended local income tax law was enacted. This amendment has an impact on calculation of surtax on income tax for the period ended December 31, 2014. Prior to the amended local income tax law was enacted, surtax on corporate income tax was calculated at 10% of income tax payable which was subtracted by tax credit. However, it is now calculated at 10% of income tax payable in accordance with this amendment. Such change resulted in change in the tax rate for calculation of deferred tax asset of tax credit carryforward to 20% from 22%.

          A reconciliation of income tax expense (benefit) from the Korean statutory income tax rate to actual income tax expense is as follows:

	2012		2013		2014
	(In millions of Korean Won)
Tax expense at Korean statutory tax rate (22%)	~~W~~	(3,877)	~~W~~	(3,217)	~~W~~	(2,387)
Foreign tax credit and foreign tax deduction		(387)		14		1,069
Tax credit carryforwards for research and human resource development		(997)		(1,104)		(756)
Tax credit carryforwards for social insurance for employment increase		—		(78)		—
Foreign tax differential		(350)		(156)		(259)
Income not asssessable for tax purpose		—		—		(26)
Expense not deductible for tax purpose		923		38		351
Change in formula of surtax on income tax		—		—		2,049
Change in valuation allowances		5,181		4,640		6,550
Tax effect from consolidation of subsidiaries		(2,424)		(462)		3
Loss of control in subsidiaries		258		—		—
Effect of change in foreign currency exchange rate		266		79		(110)
Expiration of unused foreign tax credit and unused net operating loss carryforwards		4,054		5,332		4,090
Others		(63)		22		(427)

Total income tax expense	~~W~~	2,584	~~W~~	5,108	~~W~~	10,147

          The Company assessed uncertain tax positions and measured unrecognized tax benefits for open tax years in accordance with ASC 740, Income Taxes. The Company's policy is that it recognizes interest expenses and penalties related to income tax matters as a component of income tax expense. Accordingly, the Company assesses its income tax positions and records tax benefits for all years subject to examinations based upon the evaluation of the facts, circumstances and information available at that reporting date. For those tax positions for which it is more likely than not that a tax benefit will be sustained, the Company records the amount that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. If the Company does not believe that it is more likely than not that a tax benefit will be sustained, no tax benefit is recognized.

          Based on the approach above, the Company assessed the uncertain tax positions and did not record any unrecognized tax benefits as the Company believes that it is more likely than not that there will not be any unrecognized tax benefits.

          Allowances for deferred income tax assets for the three years ended December 31, 2012, 2013 and 2014 are as follows:

	Balance at Beginning of Year		Decrease		Increase		Balance at End of Year
	(In millions of Korean Won)
2012
Valuation allowance	~~W~~	14,531	~~W~~	—	~~W~~	5,181	~~W~~	19,712
2013
Valuation allowance		19,712		—		4,640		24,352
2014
Valuation allowance		24,352		—		6,550		30,902